LIQUIDITY AND CAPITAL RESOURCES (Details) - USD ($)		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LIQUIDITY AND CAPITAL RESOURCES
Net (loss) income		$ (1,673,735)	$ 140,988	$ (1,619,040)
Net cash (used in) provided by operating activities		(439,794)	1,920,219	(182,737)
Accumulated deficit		(20,783,084)	(19,109,349)
Working capital		12,335,657
Cash and cash equivalent	$ 9,640,000	$ 12,241,339	$ 898,735	$ 182,632
Restructuring Charges	$ 1,900,000